INCOME TAXES (Details) (USD $)	4 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Aug. 30, 2012 Predecessor	Mar. 29, 2012 Predecessor
Current:
State	$ 480,000	$ 4,045,000	$ 3,700,000	$ 2,015,000
Total current	480,000	4,045,000	3,700,000	2,015,000
Deferred:
Federal	3,020,000	(229,778,000)
State		(36,820,000)
Total deferred	3,020,000	(266,598,000)
Total provision (benefit)	3,500,000	(262,553,000)	3,700,000	2,015,000
Tax provision from discontinued operations		830,000	1,200,000
Total provision (benefit) from continuing operations	3,500,000	(263,383,000)	2,500,000	2,015,000
Alternative minimum taxes recorded		0
Alternative minimum tax liability of the consolidated tax group		0
Pre-tax income (losses)
Domestic	(39,294,000)	103,526,000	98,093,000	(78,677,000)
Foreign	124,000	(1,679,000)	7,000	(1,296,000)
Total	$ (39,170,000)	$ 101,847,000	$ 98,100,000	$ (79,973,000)